Financial Risk Management - Secured and Unsecured Consumer Loans (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 121,716,465	¥ 111,891,134
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		123,186,120	113,143,827
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		71,162,406	67,690,579
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		16,426,993	15,886,487
Gross carrying amount [member] | Domestic [member] | Consumer [member] | Secured loans [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	11,564,294	11,386,978
Gross carrying amount [member] | Domestic [member] | Consumer [member] | Unsecured loans [Member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 4,862,699	¥ 4,499,509

[1]	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥11,008,530 million and ¥10,784,572 million at March 31, 2024 and 2023, respectively.